Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
As of June 30, 2026 and December 31, 2025, the Company has receivables of $3,626 and $3,095, respectively, and payables of $23,980 and $5,343, respectively, with related parties with common ownership. Receivables relate to reimbursements owed by related parties for costs incurred, including employee-related costs and services provided by the Company on behalf of related parties. Payables relate to engineering, hosting, and employee services provided by related parties on behalf of the Company, as well as amounts funded under the Inventory Agreement (as discussed further below). These payables exclude the Convertible Note discussed in Note 9. Debt. During the six months ended June 30, 2026 and 2025, the Company recognized $6 and nil, respectively, in revenue from related parties. During the six months ended June 30, 2026 and 2025, the Company received net reimbursements for providing services to related parties of $1,104 and $841, respectively.
The Company has a senior secured convertible note with an entity which is considered a related party as of June 30, 2026 and December 31, 2025. See further discussion of this note in Note 9. Debt.
As discussed further in Note 2. Summary of Significant Accounting Policies, on January 14, 2026, the Company entered into the Inventory Agreement with NetDragon under which NetDragon assumes initial payment responsibility for hardware supplier invoices, subject to a $50,000 revolving cap. The Company is obligated to reimburse NetDragon within 365 days of inventory receipt, together with simple interest at 3% per annum.
During the six months ended June 30, 2026, the Company received $18,637 under the Inventory Agreement, included in due to related parties on the unaudited consolidated balance sheets. The Company recognized interest expense of $58 under the Inventory Agreement, all of which remained payable to NetDragon as of June 30, 2026. Subsequent to June 30, 2026, NetDragon funded an additional $5,666 of paid supplier invoices under the Inventory Agreement. After giving effect to these subsequent fundings, cumulative amounts funded under the Inventory Agreement were $24,303, and remaining availability under the revolving cap was $25,697.
The Inventory Agreement provides that, if NetDragon does not meet certain cost reduction targets in a given calendar year, the Company will be entitled to a credit equal to the interest paid to NetDragon during the preceding calendar year. The Company accrues interest on a gross basis as incurred and recognizes any such credit only when the annual outcome is determined and the credit becomes realizable. As of June 30, 2026, the calendar 2026 cost reduction outcome was not yet determinable, and no credit has been recognized.